UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2460

Fidelity Union Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Item 1.

Reports to Stockholders

Fidelity® Arizona Municipal Income Fund Fidelity® Arizona Municipal Money Market Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Arizona Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Education	25.2	23.3
General Obligations	20.7	17.4
Health Care	14.3	12.9
Water & Sewer	9.7	8.4
Special Tax	7.6	9.4

Quality Diversification (% of fund's net assets)

As of February 28, 2017
AAA	2.7%
AA,A	86.0%
BBB	6.6%
Not Rated	3.2%
Short-Term Investments and Net Other Assets	1.5%

As of August 31, 2016
AAA	2.5%
AA,A	86.8%
BBB	5.5%
Not Rated	2.4%
Short-Term Investments and Net Other Assets	2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Arizona - 97.7%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.75% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	$250,000	$265,895
Series 2012 A, 5% 7/1/26	1,000,000	1,156,350
Series 2015 A, 5% 7/1/35	2,215,000	2,509,551
Series 2015 B, 5% 7/1/31	1,525,000	1,771,394
Series 2015 D:
5% 7/1/34	500,000	568,450
5% 7/1/35	900,000	1,019,682
5% 7/1/41	485,000	545,339
5% 7/1/46	3,000,000	3,361,620
Series 2016 B, 5% 7/1/22	425,000	495,431
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,463,330
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,446,150
Series 2013 A, 5% 10/1/25	1,870,000	2,144,460
Series 2015, 5% 9/1/27	1,500,000	1,743,015
Series 2016, 5% 10/1/21	500,000	569,765
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,305,293
5% 7/1/32	470,000	479,287
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,442,053
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 B, 1.479%, tender 1/1/37 (a)	1,000,000	850,630
Series 2008 D, 5.5% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	100,000	103,877
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,305,860
5% 12/1/42	2,000,000	2,172,180
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,075,130
Series 2012 A, 5% 1/1/43	3,500,000	3,838,695
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,092,160
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,344,680
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28 (Pre-Refunded to 7/1/18 @ 100)	500,000	526,510
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	409,381
5% 7/1/28	500,000	581,995
5% 7/1/29	455,000	520,520
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	566,250
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	820,582
5% 7/1/27	1,300,000	1,498,471
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,160,750
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,078,800
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,145,580
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,183,070
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,710,121
Maricopa County Cmnty. College District Series 2016, 5% 7/1/21	2,000,000	2,299,480
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,015,830
Series 2009 A, 6% 7/1/39	1,000,000	1,092,660
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/34	3,000,000	3,398,040
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (b)	250,000	232,598
6% 1/1/48 (b)	250,000	232,793
Maricopa County Phoenix Union High School District #210:
Series 2017 E, 5% 7/1/21	1,000,000	1,142,950
Series E, 5% 7/1/22	1,000,000	1,162,400
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,554,636
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28	690,000	815,897
5.5% 7/1/29	480,000	575,587
5.5% 7/1/30	400,000	479,392
Series 2010 C, 4% 7/1/29	650,000	698,061
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,231,840
5% 7/1/38	3,850,000	4,293,058
Series 2016, 5% 7/1/39	2,270,000	2,525,511
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,141,380
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	491,599
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	955,933
5% 6/1/41	1,250,000	1,380,900
Series 2013, 5% 8/1/27	1,000,000	1,149,780
Series 2014, 5% 6/1/29	500,000	575,190
Series 2015, 5% 6/1/30	1,000,000	1,141,940
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,045,420
Series 2013:
5% 7/1/26 (c)	1,100,000	1,248,962
5% 7/1/29 (c)	500,000	563,055
Series 2015 A, 5% 7/1/45	3,400,000	3,781,072
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,527,700
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,162,520
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,226,600
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	420,899
5% 7/1/27 (c)	400,000	439,724
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A, 5% 7/1/19 (Pre-Refunded to 7/1/17 @ 100)	650,000	659,152
Series 2013 A, 5% 12/1/22	1,000,000	1,149,710
Series 2014, 5% 12/1/27	1,745,000	1,986,281
Pima County Gen. Oblig. Series 2016, 4% 7/1/22	2,000,000	2,220,380
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,050,000	1,201,043
5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100)	585,000	671,270
Series 2012 A:
5% 7/1/23	30,000	34,823
5% 7/1/25	1,600,000	1,853,664
5% 7/1/26	1,000,000	1,157,990
Series 2016, 5% 7/1/21	3,000,000	3,450,570
Pima County Unified School District #1 Tucson (Proj. of 2004) Series 2008 D, 5% 7/1/25 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,053,710
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2015 A:
5% 12/1/34	1,500,000	1,722,330
5% 12/1/45	3,035,000	3,430,339
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,703,145
5.5% 12/1/29	3,000,000	3,588,540
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	461,727
Series 2008 A, 5% 9/1/23	355,000	372,161
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34	1,355,000	1,559,808
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,189,598
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,262,809
Series 2016:
5% 7/1/28	315,000	376,674
5% 7/1/29	500,000	594,250
5% 7/1/30	325,000	384,498
5% 7/1/31	375,000	439,609
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	62,391
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	541,605
5% 7/1/28 (FSA Insured)	1,000,000	1,141,950
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	647,025
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,465,079
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,163,180
5% 7/1/27	1,000,000	1,185,220
5% 7/1/28	2,000,000	2,358,920
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	2,235,000	2,642,508
5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,211,120
Univ. of Arizona Univ. Revs.:
Series 2009 A, 5% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	1,000,000	1,087,140
Series 2012 A, 5% 6/1/37	2,225,000	2,514,250
Series 2014, 5% 8/1/28	1,000,000	1,162,270
Series 2015 A 5% 6/1/30	2,500,000	2,916,325
5% 6/1/38	2,000,000	2,287,760
5% 6/1/39	1,910,000	2,183,149
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,117,760
Series 2012 A, 5.25% 8/1/33	2,000,000	2,165,940
Series 2016, 5% 8/1/36	1,305,000	1,384,383
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,249,840

TOTAL ARIZONA		166,287,610

Guam - 0.8%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/29	300,000	328,836
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	300,000	313,050
6.375% 10/1/43 (c)	200,000	224,268
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	447,768

TOTAL GUAM		1,313,922

TOTAL MUNICIPAL BONDS
(Cost $163,905,622)		167,601,532
TOTAL INVESTMENT PORTFOLIO - 98.5%
(Cost $163,905,622)		167,601,532
NET OTHER ASSETS (LIABILITIES) - 1.5%		2,630,266
NET ASSETS - 100%		$170,231,798

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $465,391 or 0.3% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	25.2%
General Obligations	20.7%
Health Care	14.3%
Water & Sewer	9.7%
Special Tax	7.6%
Electric Utilities	7.2%
Escrowed/Pre-Refunded	5.5%
Others* (Individually Less Than 5%)	9.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $163,905,622)		$167,601,532
Cash		1,472,075
Receivable for fund shares sold		8,133
Interest receivable		1,558,940
Other receivables		604
Total assets		170,641,284
Liabilities
Payable for fund shares redeemed	$214,428
Distributions payable	117,276
Accrued management fee	77,782
Total liabilities		409,486
Net Assets		$170,231,798
Net Assets consist of:
Paid in capital		$165,602,811
Undistributed net investment income		71,430
Accumulated undistributed net realized gain (loss) on investments		861,647
Net unrealized appreciation (depreciation) on investments		3,695,910
Net Assets, for 14,293,399 shares outstanding		$170,231,798
Net Asset Value, offering price and redemption price per share ($170,231,798 ÷ 14,293,399 shares)		$11.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$2,818,059
Expenses
Management fee	$494,769
Independent trustees' fees and expenses	385
Miscellaneous	306
Total expenses before reductions	495,460
Expense reductions	(727)	494,733
Net investment income (loss)		2,323,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		996,938
Total net realized gain (loss)		996,938
Change in net unrealized appreciation (depreciation) on investment securities		(9,904,585)
Net gain (loss)		(8,907,647)
Net increase (decrease) in net assets resulting from operations		$(6,584,321)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,323,326	$4,612,423
Net realized gain (loss)	996,938	454,128
Change in net unrealized appreciation (depreciation)	(9,904,585)	6,161,742
Net increase (decrease) in net assets resulting from operations	(6,584,321)	11,228,293
Distributions to shareholders from net investment income	(2,321,497)	(4,585,437)
Distributions to shareholders from net realized gain	(370,311)	(1,470,954)
Total distributions	(2,691,808)	(6,056,391)
Share transactions
Proceeds from sales of shares	15,532,671	53,870,172
Reinvestment of distributions	1,726,659	3,919,964
Cost of shares redeemed	(30,476,478)	(21,224,023)
Net increase (decrease) in net assets resulting from share transactions	(13,217,148)	36,566,113
Redemption fees	71	1,882
Total increase (decrease) in net assets	(22,493,206)	41,739,897
Net Assets
Beginning of period	192,725,004	150,985,107
End of period	$170,231,798	$192,725,004
Other Information
Undistributed net investment income end of period	$71,430	$69,601
Shares
Sold	1,285,384	4,372,214
Issued in reinvestment of distributions	143,605	319,923
Redeemed	(2,554,059)	(1,726,441)
Net increase (decrease)	(1,125,070)	2,965,696

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Arizona Municipal Income Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.12	$12.11	$11.31	$12.19	$11.55
Income from Investment Operations
Net investment income (loss)A	.155	.335	.375	.399	.382	.413
Net realized and unrealized gain (loss)	(.566)	.498	.018	.831	(.855)	.641
Total from investment operations	(.411)	.833	.393	1.230	(.473)	1.054
Distributions from net investment income	(.155)	(.335)	(.375)	(.398)	(.382)	(.412)
Distributions from net realized gain	(.024)	(.118)	(.008)	(.032)	(.025)	(.002)
Total distributions	(.179)	(.453)	(.383)	(.430)	(.407)	(.414)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.91	$12.50	$12.12	$12.11	$11.31	$12.19
Total ReturnC,D	(3.29)%	7.01%	3.28%	11.06%	(4.03)%	9.26%
Ratios to Average Net AssetsE
Expenses before reductions	.55%F	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%F	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%F	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.60%F	2.73%	3.08%	3.40%	3.16%	3.47%
Supplemental Data
Net assets, end of period (000 omitted)	$170,232	$192,725	$150,985	$145,784	$156,049	$183,907
Portfolio turnover rate	15%F	7%	17%	8%	20%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/28/17	% of fund's investments 8/31/16	% of fund's investments 2/29/16
1 - 7	76.7	89.6	80.0
8 - 30	1.9	0.6	0.3
31 - 60	3.1	4.1	0.3
91 - 180	8.9	4.5	16.2
> 180	9.4	1.2	3.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2017
Variable Rate Demand Notes (VRDNs)	47.0%
Tender Option Bond	18.9%
Other Municipal Security	25.2%
Investment Companies	7.8%
Net Other Assets (Liabilities)	1.1%

As of August 31, 2016
Variable Rate Demand Notes (VRDNs)	62.6%
Tender Option Bond	10.2%
Other Municipal Security	17.2%
Investment Companies	10.5%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	2/28/17	11/30/16	8/31/16	5/31/16	2/29/16
Fidelity® Arizona Municipal Money Market Fund	0.21%	0.11%	0.12%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Arizona Municipal Money Market Fund

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 3/7/17, VRDN (a)(b)	$200,000	$200,000
Arizona - 44.5%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 0.66% 3/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	18,900,000	18,899,998
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.9% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	345,000	345,000
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.67% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,200,000	7,200,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.68% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	2,004,675	2,004,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.68% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	1,330,000	1,330,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.7% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	12,440,000	12,440,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.7% 3/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.72% 3/7/17, VRDN (a)	7,100,000	7,100,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.67% 3/7/17, LOC Freddie Mac, VRDN (a)	12,600,000	12,600,000
Phoenix Indl. Dev. Auth. Rev. (Independent Newspaper, Inc. Proj.) Series 2000, 0.82% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	490,000	490,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.68% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	5,115,000	5,115,000
Series A, 0.7% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	3,090,000	3,090,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.65% 3/7/17, LOC Bank of America NA, VRDN(a)	5,700,000	5,700,000
		77,314,673
Arkansas - 0.9%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.85% 3/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	1,500,000	1,500,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, 0.82% 3/1/17, VRDN (a)(b)	100,000	100,000
Indiana - 0.7%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.81% 3/7/17, VRDN (a)(b)	1,180,000	1,180,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 3/7/17, VRDN (a)	360,000	360,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.85% 3/7/17, VRDN (a)(b)	200,000	200,000
Texas - 0.1%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.83% 3/7/17, VRDN (a)(b)	200,000	200,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.87% 3/7/17, VRDN (a)(b)	300,000	300,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.91% 3/7/17, VRDN (a)(b)	400,000	400,000
		700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $81,754,673)		81,754,673

Tender Option Bond - 18.9%
Arizona - 18.7%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,665,000	6,665,000
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 05 19, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,100,000	2,100,000
Series Floaters YX 10 32, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,100,000	2,100,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,190,000	1,190,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,900,000	6,900,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,000,000	2,000,000
Participating VRDN:
Series Floaters XF 21 92, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600,000	2,600,000
Series Floaters XM 04 47, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,100,000	5,100,000
Series Putters XM0009, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000,000	1,000,000
Series XL 00 16, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,800,000	2,800,000
		32,455,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.84% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	100,000	100,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.82% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
Washington - 0.1%
Catholic Health Initiatives Participating VRDN Series XF 1017, 0.94% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $32,855,000)		32,855,000

Other Municipal Security - 25.2%
Arizona - 23.2%
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	2,000,000	2,073,842
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5.5% 9/1/17	3,100,000	3,170,900
Arizona School Facilities Board Rev. Bonds 5% 7/1/17	4,275,000	4,332,345
Arizona Trans. Board Excise Tax Rev. Bonds Series 2007:
5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	2,000,000	2,026,970
5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	2,000,000	2,027,567
5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	2,000,000	2,027,567
Arizona Trans. Board Hwy. Rev. Bonds Series 2011 A, 5% 7/1/17	3,625,000	3,675,883
Gilbert Wtr. Resources Municpial Property Corp. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	2,100,000	2,149,959
Phoenix Civic Impt. Corp.:
Series 14 B2, 0.78% 4/6/17, LOC Barclays Bank PLC, CP (b)	1,800,000	1,800,000
Series 14B1:
0.75% 4/4/17, LOC Bank of America NA, CP (b)	1,800,000	1,800,000
0.76% 4/5/17, LOC Bank of America NA, CP (b)	1,800,000	1,800,000
0.8% 3/1/17, LOC Bank of America NA, CP (b)	1,900,000	1,900,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Bonds Series 2016, 5% 7/1/17	1,150,000	1,166,416
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
(Arizona Salt River Proj.) Series 2009 B, 4% 1/1/18	1,715,000	1,756,385
(Salt River Proj.) Series 2011 A, 4% 12/1/17	1,310,000	1,339,686
Series 2008 A:
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	2,400,000	2,476,924
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	3,000,000	3,096,024
Series C, 0.75% 3/16/17, CP	1,800,000	1,800,000
		40,420,468
Georgia - 0.7%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	795,000	795,000
Series 2010 A2, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	500,000	500,000
		1,295,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.82% tender 3/1/17, CP mode	100,000	100,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1992:
0.75% tender 3/16/17, CP mode	100,000	100,000
0.8% tender 3/9/17, CP mode	300,000	300,000
Series 93B, 0.85% tender 3/30/17, CP mode	200,000	200,000
(New England Pwr. Co., Proj.) Series 1993 B, 0.85% tender 3/2/17, CP mode	200,000	200,000
		800,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.8% tender 3/16/17, CP mode (b)	100,000	100,000
0.85% tender 3/10/17, CP mode (b)	400,000	400,000
Series A1, 0.94% tender 3/14/17, CP mode (b)	300,000	300,000
		800,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.92% tender 3/1/17, CP mode (b)	200,000	200,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.8% tender 3/16/17, CP mode (b)	100,000	100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $43,715,468)		43,715,468
	Shares	Value

Investment Company - 7.8%
Fidelity Municipal Cash Central Fund, 0.68% (d)(e)
(Cost $13,615,210)	13,615,210	13,615,210
TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $171,940,351)		171,940,351
NET OTHER ASSETS (LIABILITIES) - 1.1%		1,906,638
NET ASSETS - 100%		$173,846,989

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$55,572

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $158,325,141)	$158,325,141
Fidelity Central Funds (cost $13,615,210)	13,615,210
Total Investments (cost $171,940,351)		$171,940,351
Receivable for investments sold		2,660,000
Receivable for fund shares sold		797
Interest receivable		431,571
Distributions receivable from Fidelity Central Funds		6,349
Other receivables		831
Total assets		175,039,899
Liabilities
Payable to custodian bank	$30,066
Payable for investments purchased	200,000
Payable for fund shares redeemed	887,671
Distributions payable	1,466
Accrued management fee	73,699
Other affiliated payables	8
Total liabilities		1,192,910
Net Assets		$173,846,989
Net Assets consist of:
Paid in capital		$173,977,557
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		(130,569)
Net Assets, for 173,578,711 shares outstanding		$173,846,989
Net Asset Value, offering price and redemption price per share ($173,846,989 ÷ 173,578,711 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$670,603
Income from Fidelity Central Funds		55,572
Total income		726,175
Expenses
Management fee	$504,162
Independent trustees' fees and expenses	451
Total expenses before reductions	504,613
Expense reductions	(999)	503,614
Net investment income (loss)		222,561
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,361
Fidelity Central Funds	210
Total net realized gain (loss)		19,571
Net increase in net assets resulting from operations		$242,132

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$222,561	$40,918
Net realized gain (loss)	19,571	203,412
Net increase in net assets resulting from operations	242,132	244,330
Distributions to shareholders from net investment income	(222,560)	(40,931)
Distributions to shareholders from net realized gain	(209,328)	(12,130)
Total distributions	(431,888)	(53,061)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	6,112,455	612,721,804
Reinvestment of distributions	410,842	49,488
Cost of shares redeemed	(74,532,103)	(771,048,918)
Net increase (decrease) in net assets and shares resulting from share transactions	(68,008,806)	(158,277,626)
Total increase (decrease) in net assets	(68,198,562)	(158,086,357)
Net Assets
Beginning of period	242,045,551	400,131,908
End of period	$173,846,989	$242,045,551
Other Information
Undistributed net investment income end of period	$1	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Arizona Municipal Money Market Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A	–A
Total from investment operations	.002	–A	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A	–A
Distributions from net realized gain	(.001)	–A	–	–	–A	–
Total distributions	(.002)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.20%	.02%	.01%	.01%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.20%	.06%	.09%	.16%	.19%
Expenses net of all reductions	.50%F	.20%	.06%	.09%	.16%	.19%
Net investment income (loss)	.22%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$173,847	$242,046	$400,132	$417,266	$408,028	$388,993

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Arizona Municipal Income Fund	$163,899,810	$5,910,329	$(2,208,607)	$3,701,722
Fidelity Arizona Municipal Money Market Fund	171,940,351	–	–	–

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $13,138,162 and $22,943,337, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$306

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$727
Fidelity Arizona Municipal Money Market Fund	999

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Fidelity Arizona Municipal Income Fund	.55%
Actual		$1,000.00	$967.10	$2.68
Hypothetical-C		$1,000.00	$1,022.07	$2.76
Fidelity Arizona Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,002.00	$2.48
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance (for Fidelity Arizona Municipal Income Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Arizona Municipal Money Market Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Arizona Municipal Income Fund

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below the competitive median for 2015. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Arizona Municipal Money Market Fund.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

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Fidelity® Maryland Municipal Income Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	30.9	32.7
General Obligations	30.4	31.6
Water & Sewer	10.2	11.5
Education	9.4	6.6
Escrowed/Pre-Refunded	7.9	1.3

Quality Diversification (% of fund's net assets)

As of February 28, 2017
AAA	14.6%
AA,A	64.9%
BBB	17.6%
BB and Below	1.1%
Short-Term Investments and Net Other Assets	1.8%

As of August 31, 2016
AAA	12.8%
AA,A	67.5%
BBB	11.6%
BB and Below	1.0%
Not Rated	2.7%
Short-Term Investments and Net Other Assets	4.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	300,000	337,464
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	557,780

TOTAL GUAM		895,244

Maryland - 97.8%
Anne Arundel County Gen. Oblig.:
Series 2012:	$	$
5% 4/1/22	335,000	390,510
5% 4/1/23	4,050,000	4,718,939
Series 2014, 5% 4/1/25	2,140,000	2,549,254
Series 2015:
5% 4/1/30	6,795,000	7,997,846
5% 4/1/33	5,895,000	6,835,901
5% 4/1/33	2,585,000	2,997,592
Series 2016, 5% 10/1/29	1,455,000	1,731,770
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,354,185
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,021,612
Baltimore County Gen. Oblig.:
Series 2014 B:
4.5% 9/1/23	1,645,000	1,914,977
4.5% 9/1/24	4,730,000	5,534,857
Series 2016, 5% 2/1/29	1,310,000	1,567,821
4% 8/1/24	3,000,000	3,241,170
Baltimore Gen. Oblig.:
Series 2013 B:
5% 10/15/23	1,100,000	1,293,006
5% 10/15/24	1,875,000	2,195,213
5% 6/15/23	350,000	394,713
5% 6/15/24	500,000	562,880
Baltimore Proj. Rev.:
(Wastewtr. Projs.):
Series 2007 D, 5% 7/1/37 (Pre-Refunded to 7/1/17 @ 100)	4,000,000	4,056,320
Series 2008 A, 5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	2,000,000	2,107,420
Series 2009 C, 5.625% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	2,000,000	2,208,360
Series 2014 C, 5% 7/1/27	2,325,000	2,721,413
Series 2014 D, 5% 7/1/28	2,750,000	3,221,020
(Wtr. Projs.):
Series 1994 A, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	325,000	354,348
Series 2014 A:
5% 7/1/28	2,825,000	3,287,085
5% 7/1/33	3,000,000	3,408,990
Series 2014 B, 5% 7/1/28	1,580,000	1,850,622
Series 2017 D, 5% 7/1/31 (b)	5,260,000	6,104,125
Waste Wtr. 2014C 5% 7/1/34	1,285,000	1,454,440
5% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	1,260,000	1,327,675
5% 7/1/37 (Pre-Refunded to 7/1/17 @ 100)	1,260,000	1,277,741
City of Salisbury Gen. Oblig. Bonds Series 2016, 5% 4/1/24	1,400,000	1,661,660
City of Westminster Series 2016, 5% 11/1/31	2,000,000	2,173,900
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2011 B, 5% 8/15/23	4,055,000	4,667,467
Series 2016 A, 5% 2/15/25	3,785,000	4,575,535
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/31 (a)	1,950,000	2,146,170
5% 3/31/36 (a)	2,500,000	2,686,875
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	505,630
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (FSA Insured)	350,000	407,502
5% 7/1/29 (FSA Insured)	700,000	810,061
(Univ. of Maryland, College Park Projs.) 5% 6/1/43 (FSA Insured)	575,000	639,228
Maryland Gen. Oblig. Series B, 5% 8/1/25	6,725,000	7,852,379
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	544,257
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	3,970,000	4,546,246
(Johns Hopkins Univ. Proj.) Series 2008 A, 5.25% 7/1/38	5,000,000	5,269,250
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,857,624
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	100,000	103,792
Series 2011 A, 5% 5/15/23	1,500,000	1,686,810
Series 2011, 5% 8/15/22	1,000,000	1,130,300
Series 2012 A:
5% 7/1/23	400,000	461,440
5% 7/1/24	700,000	800,282
5% 7/1/25	900,000	1,021,167
5% 7/1/25	1,000,000	1,122,890
5% 7/1/25	1,120,000	1,244,645
5% 7/1/26	300,000	331,038
5% 10/1/30	750,000	852,480
Series 2012 B, 5% 7/1/25	1,135,000	1,286,579
Series 2012:
5% 7/1/23	850,000	982,898
5% 7/1/24	1,100,000	1,260,567
5% 7/1/26	1,080,000	1,176,692
5% 7/1/26	1,400,000	1,580,236
5% 7/1/27	300,000	336,390
5% 7/1/31	2,500,000	2,671,925
Series 2013 A:
5% 7/1/26	1,045,000	1,177,861
5% 7/1/27	1,185,000	1,331,253
5% 8/15/41	3,000,000	3,272,220
5% 7/1/43	3,495,000	3,717,911
Series 2013 B, 5% 8/15/38	2,000,000	2,204,600
Series 2014:
5% 7/1/27	3,495,000	3,973,780
5% 10/1/45	2,500,000	2,766,925
5.25% 7/1/25	2,500,000	2,885,225
Series 2015 A:
5% 5/15/29	2,000,000	2,317,120
5% 5/15/30	1,000,000	1,152,240
Series 2015:
5% 7/1/26	1,000,000	1,145,510
5% 7/1/27	1,000,000	1,131,350
5% 7/1/29	600,000	684,972
5% 8/15/29	2,000,000	2,261,400
5% 7/1/30	1,075,000	1,222,168
5% 7/1/31	2,200,000	2,504,634
5% 7/1/33	1,325,000	1,438,513
5% 7/1/34	1,200,000	1,297,464
5% 7/1/40	3,350,000	3,697,395
Series 2016 A:
4% 7/1/42	2,175,000	2,097,592
5% 7/1/35	1,500,000	1,581,075
5% 7/1/38	3,215,000	3,366,105
5.5% 1/1/31	1,500,000	1,702,155
Series 2016:
5% 6/1/26	300,000	343,164
5% 6/1/27	255,000	289,045
5% 6/1/28	310,000	348,511
5% 6/1/29	350,000	390,656
5% 7/1/31	500,000	570,330
5% 6/1/33	305,000	333,289
5% 6/1/36	250,000	270,468
Series 2017:
5% 6/1/27 (b)	290,000	328,703
5% 6/1/31 (b)	425,000	468,558
5% 6/1/33 (b)	970,000	1,059,880
5% 6/1/35 (b)	600,000	651,216
5% 6/1/42 (b)	1,000,000	1,073,310
5% 7/1/19 (FSA Insured)	260,000	263,502
5% 7/1/19 (Pre-Refunded to 7/1/17 @ 100)	40,000	40,563
Maryland Stadium Auth. Rev. (Pub. Schools Construction and Revitalization Prog.) Series 2016:
5% 5/1/36	2,000,000	2,256,720
5% 5/1/41	1,000,000	1,122,490
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,544,587
Maryland Trans. Auth. Trans. Facility Projects Rev. Series 2008:
5% 7/1/35 (FSA Insured)	880,000	919,846
5% 7/1/37 (FSA Insured)	4,485,000	4,684,448
Montgomery County Gen. Oblig.:
(Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,088,710
Series 2016, 5% 12/1/45	2,500,000	2,766,800
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
5% 7/1/20	650,000	724,016
5% 7/1/22	750,000	862,335
Prince Georges County Gen. Oblig. Series 2011 A, 5% 9/15/26	2,500,000	2,880,900
Worcester County Series 2014, 5% 3/1/24	1,670,000	1,985,897

TOTAL MARYLAND		215,273,132

TOTAL MUNICIPAL BONDS
(Cost $213,684,613)		216,168,376
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $213,684,613)		216,168,376
NET OTHER ASSETS (LIABILITIES) - 1.8%		3,943,899
NET ASSETS - 100%		$220,112,275

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	30.9%
General Obligations	30.4%
Water & Sewer	10.2%
Education	9.4%
Escrowed/Pre-Refunded	7.9%
Transportation	6.0%
Others* (Individually Less Than 5%)	5.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $213,684,613)		$216,168,376
Cash		11,452,567
Receivable for fund shares sold		403,021
Interest receivable		2,136,267
Other receivables		760
Total assets		230,160,991
Liabilities
Payable for investments purchased on a delayed delivery basis	$9,793,683
Payable for fund shares redeemed	45,228
Distributions payable	109,462
Accrued management fee	100,338
Other affiliated payables	5
Total liabilities		10,048,716
Net Assets		$220,112,275
Net Assets consist of:
Paid in capital		$217,536,240
Undistributed net investment income		24,440
Accumulated undistributed net realized gain (loss) on investments		67,832
Net unrealized appreciation (depreciation) on investments		2,483,763
Net Assets, for 19,694,615 shares outstanding		$220,112,275
Net Asset Value, offering price and redemption price per share ($220,112,275 ÷ 19,694,615 shares)		$11.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$3,371,071
Expenses
Management fee	$630,783
Independent trustees' fees and expenses	489
Miscellaneous	388
Total expenses before reductions	631,660
Expense reductions	(910)	630,750
Net investment income (loss)		2,740,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		224,075
Total net realized gain (loss)		224,075
Change in net unrealized appreciation (depreciation) on investment securities		(11,630,765)
Net gain (loss)		(11,406,690)
Net increase (decrease) in net assets resulting from operations		$(8,666,369)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,740,321	$5,490,971
Net realized gain (loss)	224,075	531,378
Change in net unrealized appreciation (depreciation)	(11,630,765)	8,767,855
Net increase (decrease) in net assets resulting from operations	(8,666,369)	14,790,204
Distributions to shareholders from net investment income	(2,739,551)	(5,489,499)
Distributions to shareholders from net realized gain	(416,668)	(2,864,816)
Total distributions	(3,156,219)	(8,354,315)
Share transactions
Proceeds from sales of shares	26,062,815	55,860,118
Reinvestment of distributions	2,288,457	6,083,297
Cost of shares redeemed	(42,345,897)	(26,410,725)
Net increase (decrease) in net assets resulting from share transactions	(13,994,625)	35,532,690
Redemption fees	146	866
Total increase (decrease) in net assets	(25,817,067)	41,969,445
Net Assets
Beginning of period	245,929,342	203,959,897
End of period	$220,112,275	$245,929,342
Other Information
Undistributed net investment income end of period	$24,440	$23,670
Shares
Sold	2,318,958	4,831,398
Issued in reinvestment of distributions	202,777	530,897
Redeemed	(3,785,679)	(2,293,107)
Net increase (decrease)	(1,263,944)	3,069,188

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Maryland Municipal Income Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.40	$11.44	$10.80	$11.67	$11.17
Income from Investment Operations
Net investment income (loss)A	.135	.288	.301	.314	.312	.335
Net realized and unrealized gain (loss)	(.530)	.490	–	.712	(.862)	.500
Total from investment operations	(.395)	.778	.301	1.026	(.550)	.835
Distributions from net investment income	(.135)	(.289)	(.301)	(.314)	(.312)	(.335)
Distributions from net realized gain	(.020)	(.159)	(.040)	(.072)	(.008)	–
Total distributions	(.155)	(.448)	(.341)	(.386)	(.320)	(.335)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.18	$11.73	$11.40	$11.44	$10.80	$11.67
Total ReturnC,D	(3.37)%	6.98%	2.66%	9.67%	(4.84)%	7.57%
Ratios to Average Net AssetsE
Expenses before reductions	.55%F	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%F	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%F	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.41%F	2.50%	2.63%	2.83%	2.71%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$220,112	$245,929	$203,960	$199,025	$200,003	$233,274
Portfolio turnover rate	24%F	9%	27%	17%	16%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017

1. Organization.

Fidelity Maryland Municipal Income Fund (the Fund) is a fund of Fidelity Union Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Maryland.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,898,161
Gross unrealized depreciation	(2,407,058)
Net unrealized appreciation (depreciation) on securities	$2,491,103
Tax cost	$213,677,273

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,041,768 and $33,165,020, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $388 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduce the Fund's management fee by $910.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Actual	.55%	$1,000.00	$966.30	$2.68
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Maryland Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Maryland Municipal Income Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SMD-SANN-0417
1.701070.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 1, 2017